Risk Management - Credit quality of financial assets items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		₩ 680,718,558		₩ 628,324,324
Total
Disclosure of credit risk exposure [Line Items]
Collateral value		267,395,011		266,401,488
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		242,664,753		241,378,580
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		22,382,806		22,815,602
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,219,109		1,070,209
Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,128,343		1,137,097
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		267,395,011		266,401,488
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		242,664,753		241,378,580
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	354,069,178
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	30,632,768
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		22,382,806		22,815,602
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	13,842,896
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	12,837,364
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,219,109		1,070,209
Loans and other financial assets at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,128,343		1,137,097
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		103,817		55,775
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		103,817		55,775
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Korean treasury and government agencies | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Banks | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,815,479		2,474,302
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,815,479		2,474,302
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Banks | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		108,386,824		110,985,970
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		99,471,630		101,666,963
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		7,066,546		7,536,068
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		720,305		645,842
Corporates | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,128,343		1,137,097
General business | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		66,863,838		65,006,883
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		61,218,056		59,099,372
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		5,128,816		5,578,709
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		516,966		328,802
General business | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		28,399,916		36,375,069
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		26,662,910		34,401,736
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,594,623		1,729,820
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		142,383		243,513
Small and medium sized enterprise | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		13,123,070		9,604,018
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		11,590,664		8,165,855
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		343,107		227,539
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		60,956		73,527
Project financing and others | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,128,343		1,137,097
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		157,088,891		152,885,441
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		141,273,827		137,181,540
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		15,316,260		15,279,534
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		498,804		424,367
Consumers | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Securities at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0		0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[3]	0		0
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[3]	0		0
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[3]	0		0
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[3]	0		0
Financial assets at FVTOCI | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[3]	0		0
Financial assets
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		513,274,879		460,597,664
Financial assets | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		516,874,541		464,185,393
Financial assets | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(3,628,866)		(3,616,813)
Financial assets | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	454,699,644		405,167,125
Financial assets | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	30,792,465		27,242,320
Financial assets | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	13,842,896		13,280,849
Financial assets | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	12,837,364		14,344,066
Financial assets | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		3,564,522		3,003,886
Financial assets | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,137,650		1,147,147
Financial assets | Loans and other financial assets at amortized cost
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		412,495,783		398,471,816
Financial assets | Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		416,084,378		402,048,782
Financial assets | Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(3,588,595)		(3,576,966)
Financial assets | Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]			343,186,708
Financial assets | Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]			27,086,126
Financial assets | Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]			13,280,849
Financial assets | Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]			14,344,066
Financial assets | Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		3,564,522		3,003,886
Financial assets | Loans and other financial assets at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,137,650		1,147,147
Financial assets | Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		538,314		229,126
Financial assets | Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		539,215		229,755
Financial assets | Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(901)		(629)
Financial assets | Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	539,215		229,733
Financial assets | Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0		22
Financial assets | Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	0		0
Financial assets | Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0		0
Financial assets | Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Korean treasury and government agencies | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Banks
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		23,189,957		23,593,313
Financial assets | Banks | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		23,213,013		23,615,266
Financial assets | Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(23,056)		(21,953)
Financial assets | Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	22,832,170		23,375,096
Financial assets | Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	380,843		115,721
Financial assets | Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	0		88,306
Financial assets | Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0		0
Financial assets | Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		36,143
Financial assets | Banks | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Corporates
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		188,753,434		179,986,851
Financial assets | Corporates | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		190,999,841		182,252,297
Financial assets | Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(2,246,407)		(2,265,446)
Financial assets | Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	155,984,903		150,732,338
Financial assets | Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	23,571,082		19,561,385
Financial assets | Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	3,177,635		3,130,814
Financial assets | Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	5,395,186		6,264,461
Financial assets | Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,733,385		1,416,152
Financial assets | Corporates | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,137,650		1,147,147
Financial assets | General business
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		127,478,147		120,566,965
Financial assets | General business | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		128,996,196		121,976,352
Financial assets | General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(1,518,049)		(1,409,387)
Financial assets | General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	107,006,628		103,495,951
Financial assets | General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	14,727,532		11,071,283
Financial assets | General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	2,404,812		2,507,705
Financial assets | General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	3,754,332		4,093,868
Financial assets | General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,102,892		807,545
Financial assets | General business | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		43,869,848		45,324,338
Financial assets | Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		44,326,779		45,910,397
Financial assets | Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(456,931)		(586,059)
Financial assets | Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	33,828,252		35,450,353
Financial assets | Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	8,118,497		7,731,142
Financial assets | Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	542,006		500,934
Financial assets | Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	1,469,338		1,870,087
Financial assets | Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		368,686		357,881
Financial assets | Small and medium sized enterprise | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Project financing and others
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		17,405,439		14,095,548
Financial assets | Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		17,676,866		14,365,548
Financial assets | Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(271,427)		(270,000)
Financial assets | Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	15,150,023		11,786,034
Financial assets | Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	725,053		758,960
Financial assets | Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	230,817		122,175
Financial assets | Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	171,516		300,506
Financial assets | Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		261,807		250,726
Financial assets | Project financing and others | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,137,650		1,147,147
Financial assets | Consumers
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		200,014,078		194,662,526
Financial assets | Consumers | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		201,332,309		195,951,464
Financial assets | Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(1,318,231)		(1,288,938)
Financial assets | Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	174,712,890		168,849,541
Financial assets | Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	6,680,843		7,408,998
Financial assets | Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	10,665,261		10,061,729
Financial assets | Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	7,442,178		8,079,605
Financial assets | Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,831,137		1,551,591
Financial assets | Consumers | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		18,707,459		19,203,177
Financial assets | Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		18,718,526		19,213,940
Financial assets | Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(11,067)		(10,763)
Financial assets | Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	18,718,526		19,213,940
Financial assets | Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0		0
Financial assets | Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	0		0
Financial assets | Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0		0
Financial assets | Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Securities at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0		0
Financial assets | Financial assets at FVTOCI
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	82,071,637		42,922,671
Financial assets | Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	82,071,637		42,922,671
Financial assets | Financial assets at FVTOCI | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	(29,204)		(29,084)
Financial assets | Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	81,911,940	[3]	42,766,477
Financial assets | Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2],[3]	159,697		156,194
Financial assets | Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	0	[3]	0
Financial assets | Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2],[3]	0		0
Financial assets | Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	0		0
Financial assets | Financial assets at FVTOCI | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	₩ 0		₩ 0

[1]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[2]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[3]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.